CONSOLIDATED STATEMENTS OF INCOME ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 419,135	¥ 2,862,692	¥ 2,057,557	¥ 1,528,619
Cost of revenues	(206,895)	(1,413,090)	(1,002,266)	(729,937)
Gross profit	212,240	1,449,602	1,055,291	798,682
Operating expenses:
Selling and marketing	(86,470)	(590,589)	(369,221)	(261,330)
General and administrative	(92,181)	(629,596)	(381,332)	(303,270)
Total operating expenses	(178,651)	(1,220,185)	(750,553)	(564,600)
Operating income	33,589	229,417	304,738	234,082
Interest income	3,488	23,824	13,484	12,365
Interest expense	(2,732)	(18,660)	(192)
Other income	13,078	89,320	19,410	16,032
Other expense	(648)	(4,428)		(3,950)
Foreign exchange (loss)/income	(171)	(1,168)	(180)	727
Income before income tax and share of net (loss)/income from equity investees	46,604	318,305	337,260	259,256
Income tax expense	(15,883)	(108,479)	(92,016)	(71,496)
Income before share of net (loss)/income from equity investees	30,721	209,826	245,244	187,760
Share of net (loss)/income from equity investees	678	4,630	(1,939)	(993)
Net income	31,399	214,456	243,305	186,767
Add: Net loss attributable to non-controlling interests	4,609	31,480	15,522	2,586
Net income attributable to OneSmart International Education Group Limited's shareholders	36,008	245,936	258,827	189,353
Allocation of undistributed earnings to redeemable convertible preferred shares | ¥			(111,771)	(81,770)
Accretion to redemption value of redeemable convertible preferred shares	(140,982)	(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares	(625)	(4,266)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	$ (105,599)	¥ (721,235)	¥ 147,056	¥ 107,583
Earnings/(loss) per share:
Basic | (per share)	$ (0.0255)	¥ (0.1740)	¥ 0.0580	¥ 0.0425
Diluted | (per share)	$ (0.0255)	¥ (0.1740)	¥ 0.0580	¥ 0.0425
Shares used in earnings per share computation (in millions of shares):
Basic	4,145	4,145	2,534	2,534
Diluted	4,145	4,145	2,534	2,534